Redeemable, Convertible Preferred Stock and Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2019
XL Hybrids Inc [Member]
Schedule Of Common Stock Shares Reserved For Future Issuance [Line Items]
Schedule Of Common Stock Shares Reserved For Future Issuance
The following shares of common stock are reserved for future issuance:

Conversion of redeemable, convertible preferred stock	94,661,692
Exercise of warrants for common stock	1,680,378
Exercise of warrants for redeemable, convertible preferred stock	5,044,457
Stock options issued and outstanding	13,293,586
Authorized for future grant under 2010 Equity Incentive Plan	2,728,213

117,408,326